Events occurring after the reporting period (Details) - GBP (£)					3 Months Ended	12 Months Ended
	Sep. 21, 2026	Aug. 28, 2026	Jul. 31, 2026	Jul. 29, 2026	Sep. 24, 2026	Jun. 30, 2026	Jun. 30, 2025
Events occurring after the reporting period
Net book value of disposals of intangible assets						£ 67,782,000	£ 21,082,000
Additions or extensions of intangible assets						194,405,000	346,348,000
Borrowings						688,954,000	636,974,000
Revolving facility
Events occurring after the reporting period
Borrowings						110,000,000	160,000,000
Available facility						400,000,000
Registrations
Events occurring after the reporting period
Net book value of disposals of intangible assets						67,782,000	21,082,000
Additions or extensions of intangible assets						£ 191,149,000	£ 342,960,000
Disposal of playing registrations | Registrations
Events occurring after the reporting period
Proceeds from disposal of registrations, net of associated costs					£ 9,780,000
Net book value of disposals of intangible assets					692,000
Solidarity contributions, training compensation, sell-on fees and contingent consideration receivable					11,235,000
Acquisition or extension of registrations | Registrations
Events occurring after the reporting period
Additions or extensions of intangible assets					£ 191,731,000
Due term of payments					5 years
Sell-on fees and contingent consideration payable					£ 1,160,000
Revolving facility drawdowns | Revolving facility
Events occurring after the reporting period
Drawdown		£ 20,000,000	£ 70,000,000	£ 30,000,000
Borrowings		230,000,000	210,000,000	140,000,000
Available facility		£ 400,000,000	£ 400,000,000	£ 400,000,000
Revolving facilities repayment | Revolving facility
Events occurring after the reporting period
Repayment	£ 30,000,000
Borrowings	200,000,000
Available facility	£ 400,000,000